Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity test to possible changes in USD/NIS exchange rate
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	10	24	489	(24)	(10)
Other current assets	30	75	1,500	(75)	(30)
Accounts payable	(10)	(26)	(524)	26	10
Other payables	(40)	(100)	(1,991)	100	40
Post-employment benefit liabilities	(5)	(13)	(265)	13	5
Total income (loss)	(15)	(40)		40	15

Schedule of financial instruments measured at fair value
	December 31, 2019
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Loan (see Note 5B)	-	-	2,000	2,000

Schedule of fair value measurement
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
For the year ended December 31, 2020
Warrants	Black - Scholes	expected term	5.3-5.42 years
		expected volatility	107.17%-108.9%
		annual risk free interest	0.40%-0.50%
		dividend yield	0%

For the year ended December 31, 2019
Warrants	Black - Scholes	expected term	4.02-4.83 years
		expected volatility	99%
		annual risk free interest	1.95%
		dividend yield	0%